Income Taxes (Details) - Income Taxes (Details) - A reconciliation of the provision for income taxes (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Details) - A reconciliation of the provision for income taxes [Abstract]
Provision for income taxes at federal statutory rate			$ (5,528,377)	$ (2,787,359)
Federal research and development tax credits			(100,535)	(94,794)
Expenses not deductible, income not taxable and other			3,205,545	(473,203)
Foreign loss taxed at lower rates			170,813	164,828
Change in federal valuation allowance			2,258,895	3,169,075
Provision for income taxes	$ 3,100	$ 3,712	$ 6,341	$ (21,453)